Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income/ (loss)	$ 89,737	$ 13,047	$ (58,592)
Adjustments to reconcile net income/ (loss) to net cash provided by/ (used in) operating activities:
Depreciation and amortization	57,623	67,718	63,880
Amortization and write-off of deferred finance fees and bond premium	3,495	9,111	11,615
Amortization of dry dock and special survey costs	1,532	1,979	3,096
Stock based compensation	2,362	5,254	1,089
Impairment loss	0	11,690	0
(Gain)/ loss on sale of vessels	(5,771)	(22,599)	21,098
Non-cash settlement received	0	0	(3,446)
Change in fair value of other assets	0	1,188	0
Equity in earnings of affiliates, net of dividends received	(3,821)	(2,000)	0
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	5,067	(5,287)	1,523
Decrease/ (increase) in accounts receivable	4,367	(9,308)	(3,338)
(Increase)/ decrease in restricted cash	(41)	642	(1,538)
(Increase)/ decrease in other long term assets	(1,230)	3,665	(4,636)
Increase in accounts payable	1,246	254	300
Decrease in accrued expenses	(293)	(1,640)	(966)
Payments for dry dock and special survey costs	(6,598)	(5,726)	(242)
(Decrease)/ increase in due to related parties	(17,763)	15,014	(62,615)
Increase in due from related parties	(16,476)	(1,361)	0
Increase/ (decrease) in deferred revenue	6,200	(5,656)	3,405
Decrease in other long term liabilities	0	0	(204)
Net cash provided by/ (used in) operating activities	119,636	75,985	(29,571)
Investing Activities
Acquisition of vessels	(163,791)	(362,339)	(288,906)
Deposits for vessel acquisitions	0	(11,881)	(24,907)
Net cash proceeds from sale of vessels and intangibles	71,224	232,956	17,407
Investment in affiliates	(7,201)	0	(4,750)
Loans receivable from affiliates	(7,327)	(4,465)	(2,660)
Decrease in restricted cash	0	0	10,076
Dividends received from affiliates	2,585	0	0
Net cash used in investing activities	(104,510)	(145,729)	(293,740)
Financing Activities
Loan proceeds, net of deferred finance costs and net of premium	192,930	161,932	155,550
Loan proceeds from related party, net of deferred finance cost	0	165,650	0
Loan repayment to related party	0	(169,650)	(35,000)
Loan repayments	(140,861)	(216,197)	(100,216)
Repayment of Senior Notes	0	0	(505,000)
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	0	59,598	595,420
Dividend paid	(40,084)	(31,871)	(19,711)
(Increase)/ decrease in restricted cash	(130)	17,651	(12,337)
Payment to related party	(11,265)	0	(22,948)
Net proceeds from equity offerings	0	54,289	307,542
Redemption of Series D Convertible preferred stock and puttable common stock	(5,500)	0	0
Acquisition of treasury stock	(9,904)	0	0
Net cash (used in)/ provided by financing activities	(14,814)	41,402	363,300
Net increase/ (decrease) in cash and cash equivalents	312	(28,342)	39,989
Cash and cash equivalents, beginning of year	54,493	82,835	42,846
Cash and cash equivalents, end of year	54,805	54,493	82,835
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	70,130	69,255	54,726
Non-cash investing activities
Capitalized financing costs	19	355	472
AFS securities received upon sale of vessels	0	18,640	0
Investment in affiliates received upon sale of vessels	27,111	145,860	0
Accrued interest on loan to affiliate	1,357	645	0
Deferred gain on sale of assets	8,972	0	0
Non-cash financing activities
Dividends payable	0	7,967	7,220
Acquisition of vessels	(914)	(3,885)	(7,198)
Deposits for vessel acquisitions	0	(1,201)	(841)
Due to related party	(914)	5,086	8,039
Issuance of Series D Convertible Preferred Stock issued for vessel acquisitions	0	0	6,000
Stock-based compensation	$ 2,362	$ 5,254	$ 1,089